Basis of Preparation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Disclosure of Significant Accounting Policies [Abstract]
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
3	BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES

3.1	Basis of preparation

The consolidated financial statements of the Group comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and have been prepared on a historical cost basis, except for certain convertible notes, employees’ share based payment and warrants which have been measured at fair value, and lease liabilities, which have been measured at present value.

The preparation of the consolidated financial statements in conformity with IFRS requires the application of certain critical accounting estimates and assumptions. It also requires management to exercise its judgment in the process of applying the accounting policies. The areas involving a greater degree of judgment or complexity, or areas in which assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 3.5.

The consolidated financial statements are presented in United States dollar (USD) which is also the functional currency of the Company. The Company has assessed the operation of each of its subsidiaries and determined that the functional currency of the subsidiaries is the same as the Company’s functional currency, as each subsidiary operate as an extension of the Company since they lack the required autonomy and are dependent on the Company and other subsidiaries in providing their services. The USD is considered the functional currency of the Company as it is the main currency that influences the sales prices for services, cost of revenues, expenses and financing activities.

The consolidated financial statements have been rounded off to the nearest USD, except when otherwise indicated. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are recognized in the consolidated statement of comprehensive income within foreign exchange loss, net.

3.2	Basis of consolidation

The Group financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, each year. Subsidiaries are consolidated from the date of their acquisition, being the date on which the Group obtains control, and continue to be consolidated until the date that control ceases. The financial statements of subsidiaries are prepared for the same reporting year as the parent company, using consistent accounting policies. Intra-group balances and transactions, including unrealized profits arising from intra-group transactions, have been eliminated. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Non-controlling interests represent the equity in subsidiaries that is not attributable, directly or indirectly, to the Parent shareholders.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

➢	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
➢	Exposure, or rights, to variable returns from its involvement with the investee, and
➢	The ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

➢	The contractual arrangement with the other vote holders of the investee
➢	Rights arising from other contractual arrangements
➢	The Group’s voting rights and potential voting rights

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interests and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

Details of subsidiaries as at December 31, 2021 and December 31, 2020 were as follows:

Subsidiaries	% of shareholding 2021	% of shareholding 2020	Country of Incorporation	Principal activities

Anghami Technologies Ltd	100%	100%	UAE	Music streaming
Anghami FZ LLC	100%	100%	UAE	Music streaming
Digimusic SAL Offshore	94%	94%	Lebanon	Music streaming
Anghami UK	100%	100%	United Kingdom	Music streaming
Anghami KSA*	100%	-%	Saudi Arabia	Music streaming
Anghami for Digital Content*	100%	-%	Egypt	Music streaming

The carrying amount of the Company’s investment in the subsidiary and the equity of the subsidiary is eliminated on consolidation.

*	Consolidation of entities under Parent’s control

Before the year ended 31 December 2021 the shares of Anghami KSA and Anghami for Digital Content (“ADC”) were held by employees as nominees on behalf of the Group. The Group had a binding and irrevocable undertakings with each nominee that enables the Group to:

(1)	control and direct all of Anghami KSA and ADC activities and enables the Group’s senior management and Board of Directors to make all operational and financial decisions and obliges the appointed nominees to strictly follow the Group’s directions and decisions;

(2)	exercise its power over all operating and financial decisions to receive all the rights, returns and obligations generated from Anghami KSA and ADC; and

(3)	control the ownership and transfer of the shares relating to Anghami KSA and ADC.

In March 2021, Anghami KSA’s ownership was legally transferred to Anghami FZ LLC, and in August 2021 ADC’s legally was fully transferred to Anghami FZ LLC.

3.3	Changes in accounting policies

New and amended standards and interpretations

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those used in the previous year, except for the adoption of the amendment and improvements to standards effective as of January 1, 2021:

-	Amendments to IFRS 7 and IFRS 9 – Interest Rate Benchmark Reform – Phase 2

The adoption of the above new amendment and improvements to standards did not impact the financial position or performance of the Group.

New and revised IFRS	Effective for annual periods beginning on or after
Amendments to IAS 8 – Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 1 and IFRS Practice statement 2	January 1, 2023
Amendments to IAS 41 - Taxation in fair value measurements	January 1, 2022
Amendments to IFRS 9 - Fees in the ’10 per cent’ test for derecognition of financial liabilities	January 1, 2022
Amendments to IFRS 1 - Subsidiary as a first-time adopter	January 1, 2022
Amendments to IAS 37 - Onerous Contracts: Costs of Fulfilling a Contract	January 1, 2022
Amendments to IAS 16 - Proceeds before Intended Use	January 1, 2022
Amendments to IFRS 3 - Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 1 - Classification of Liabilities as Current or Non-current	January 1, 2023
IFRS 17 - Insurance Contracts	January 1, 2023

3.4	Summary of significant accounting policies

Revenue recognition

Subscription revenue

The Group generates subscription revenue from the sale of the premium service in which customers can listen on-demand and offline. Premium services are sold directly to end users and through partners who are generally telecommunications companies that bundle the subscription with their own services or collect payment for the stand-alone subscriptions from their end customers. The Group satisfies its performance obligation, and revenue from these services is recognized, on a straight-line basis over the subscription period. Premium services are paid in advance.

Premium partner subscription revenue is based on a per-subscriber rate in a negotiated partner agreement. Under these arrangements, a premium partner may bundle the premium service with its existing product offerings or offer the premium service as an add-on to their services. Payment is remitted to the Group through the premium partner. The Group assesses the facts and circumstances, including whether the partner is acting as a principal or agent, of all partner revenue arrangements and then recognizes revenues either gross or net. Premium partner services, whether recognized gross or net, have one material performance obligation, which is the delivery of the premium service. The service provided by the premium partners is to act as a payment gateway to collect the subscription fees and transfer it to the Group against receiving a fee calculated as a percentage of revenue collected. The Group has assessed each of its premium partner subscription revenue agreements and concluded that revenue should be recognized on a gross basis as the Group controls the music streaming service provided to the premium users and remains responsible to deliver the music streaming services at the agreed quality during the full subscription period; in addition, the Group has full discretion in determining the price of the music streaming services offered. The fees paid to the premium partner against the services provided by them is recognized as part of cost of revenue in the consolidated statement of comprehensive income.

Additionally, the Group sells premium subscriptions to third party service providers who bundle the purchased premium subscriptions with other services and products they deliver to their end-users. Under this product, the third-party service providers are the Group’s customers and not their end-users. The Group’s only material performance obligation is the delivery of the music streaming service. The third-party service providers do not provide any services to the Group. The Group recognizes the revenue received from such third-party service providers over the sold premium subscriptions and vouchers validity period which starts on their respective activation day.

Ad-Supported revenue

The Group’s advertising revenue is primarily generated through display, audio, and video advertising delivered through advertising impressions. The Group’s advertising revenue is generated through:

(1)	Agency Sales Channel: the Group entered into an arrangement with an advertising agency that sells ads campaigns to global and regional brands. These advertising arrangements are typically sold on a cost-per-thousand basis and are evidenced by an Insertion Order (“IO”) that specifies the terms of the arrangement such as the type of ad product, pricing, insertion dates, and number of impressions in a stated period. The advertising agency promotes the Group’s advertising products based on a pre-agreed sales commission based on generated revenue. The Group sets the pricing schedule for ads impressions and approves the ads before their display on the Anghami platform and remains responsible to deliver the advertising products to the advertising client. Advertising clients and advertising agency send for the Group’s approval the advertisement to be displayed on the Anghami platform and the IOs that specify the number of ads impressions, campaigns periods, and the agreed service fees.

(2)	Direct Sales Channel: the Group works directly with advertising clients. The Group’s sales team identifies and manages these advertising clients and approves their advertising campaigns sent via IOs which acts as a contract between the Group and the advertising clients.

(3)	Programmatic Advertising Channel: the Group generates Ad-Supported revenue through arrangements with certain advertising exchange platforms to distribute advertising inventory for purchase on a cost-per-thousand basis through their automated exchange. The Group has control over which ads are to be displayed on its platform, volumes and selection criteria.

(4)	Barter deals: Revenue is recorded at the fair value of non-cash consideration received or promised from the customer. The fair value is measured at contract inception .

Revenue is recognized over time based on the number of impressions delivered.

Cost of revenue

Cost of revenue consists predominantly of label and publishing costs related to content streaming, payment processing, agency fees and barter transaction costs. The Group incurs label and publishing costs to certain music record labels, music publishers, and other rights holders for the right to stream music to the Group’s users. Label and publishing costs are typically calculated using negotiated rates in accordance with license agreements and are based on either subscription and advertising revenue earned, user/usage measures, or a combination of these. The determination of the amount of the rights holders’ liability is complex and subject to a number of variables, including the revenue recognized, the type of content streamed and the country in which it is streamed, the product tier such content is streamed on, identification of the appropriate license holder, size of user base, ratio of Ad-Supported users to premium subscribers, and any applicable advertising fees and discounts, among other variables. Some rights holders have allowed the use of their content on the platform while negotiations of the terms and conditions are ongoing. In such situations, label and publishing costs are calculated using estimated rates. In certain jurisdictions, rights holders have several years to claim royalties for musical compositions and therefore estimates of the label and publishing payables are made until payments are made. The Group has certain arrangements whereby label and publishing costs are paid in advance or are subject to minimum guaranteed amounts. An accrual is established when actual label and publishing costs to be incurred during a contractual period are expected to fall short or exceed the minimum guaranteed amounts.

The expense related to these accruals is recognized in cost of revenue. Cost of revenue also includes payment processing fees for subscription revenue, server’s rental and other infrastructure costs, amortization of intangible assets, and expenses incurred to produce music content sold to brands and ads clients.

Amortization of podcast content assets is recorded over the shorter of the estimated useful economic life, or the license period (if relevant), and begins at the release of each episode. Amortization is calculated and reflected in line with the expected pattern of consumption of future economic benefits embodied in the asset. We make payments to podcast publishers, whose content we monetize through advertising sales.

The Group incurs expenses from barter deals with third parties where the Group receives advertising services which can be reliably measured at the fair value of those advertising services.

Selling and marketing expenses

Sales and marketing expenses are primarily comprised of marketing campaigns on digital platforms, outdoor campaigns, advertising agency cost and cost of working with record labels and artists to promote the availability of new releases on the Group’s platform.

General and administrative expenses

General and administrative expenses are comprised primarily of employee compensation and benefits for functions such as accounting, analytics, legal, human resources, consulting fees, and other costs including facility and equipment costs, director fees, depreciation of property and equipment and the provision for employee share-based compensations.

Income tax expense

The tax expense for the period comprises current and deferred tax. Tax is recognized in the consolidated statement of comprehensive income except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable or receivable in respect of previous years. It is measured using tax rates enacted or substantively enacted at the reporting date.

Deferred tax is recognized on all temporary differences at the reporting date between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit, with the following exceptions:

Where the temporary difference arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss;

In respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, where the timing of reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future; and

Deferred tax assets are recognized only to the extent that it is probable that a taxable profit will be available against which the deductible temporary differences and carried forward tax credits or tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax assets to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured on an undiscounted basis at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on tax rates and tax laws enacted or substantively enacted at the reporting date.

Current and deferred tax is charged or credited directly to other comprehensive income or equity if it relates to items that are credited or charged to, respectively, other comprehensive income or equity. Otherwise, income tax is recognized in the consolidated statement of comprehensive income.

The withholding tax (WHT) incurred on distributions from foreign jurisdiction are comprised of distributions made from subsidiary entities (mainly Anghami KSA and ADC) to the Company. In addition, WHT include taxes paid by the Group for income generated from Telco partners. These Telco partners operate in countries where the Group does not have an operating entity and has service agreements with Telco companies. The tax on services performed by non-resident company is deducted from the Group’s payments received from the Telco partners based on WHT rates for the respective countries which are established as part of the existing WHT regimes for each country. WHT has been presented with the income taxes in these consolidated financial statements.

Share-based compensation

Employee share-based compensation

Employees of the Group receive remuneration in the form of share-based compensation transactions, whereby employees render services in consideration for equity instruments. The cost of equity-settled transactions with employees is determined by the fair value at the date of grant using an appropriate valuation model. The cost is recognized in the consolidated statement of comprehensive income, together with a corresponding credit to other reserves in equity, over the period in which the service conditions are fulfilled.

The cumulative expense recognized for equity-settled transactions with employees at each reporting date until the vesting date reflects the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense for a period generally represents the movement in cumulative expense recognized at the beginning and end of that period and is recognized in employee share-based compensation. When the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for modifications that increase the total fair value of the share-based compensation transaction or are otherwise beneficial to the grantee as measured at the date of modification. There were no modifications to any share-based compensation transactions during 2021 and 2020.

Share-based payment to service provider

The cost of other equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model, further details of which are given in Note 19.

That cost is recognized in general and administrative expense (Note 8), together with a corresponding increase in equity (other capital reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the consolidated statement of comprehensive income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

The assumptions and models used for estimating fair value for share-based compensation transactions are disclosed in Note 19.

IFRS 16 Leases

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. Our incremental borrowing rate is determined based on estimates and judgments, including our credit rating and a credit spread.

After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered of low value (i.e., below USD 5,000, when new). Lease payments on short- term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Right-of-use assets (ROU)

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

●	Office spaces	5 years

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

The determination of whether an arrangement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset (or assets) and the arrangement conveys a right to use the asset (or assets), even if that asset is (or those assets are) not explicitly specified in an arrangement.

Trade and other receivables

A trade receivable represents the Group’s right to an amount of consideration that is unconditional (i.e. only the passage of time is required before payment of the consideration is due). Trade receivables are stated at original invoice amount less a provision for any uncollectible amount.

Contract assets and contract liabilities

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.

Contract liabilities

A contract liability is recognized if a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related subscription services. Contract liabilities are recognized as revenue when the Group performs its obligations under the contract (i.e., transfers control of the services to the customer).

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and any impairment in value.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets at the following rates:

Furniture and fixtures	3-5 years
Office and computer equipment	5 years
General installations	5 years

The carrying values of property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. If any such indication exists and where the carrying values exceed the estimated recoverable amount, the assets are written down to their recoverable amount.

Expenditure incurred to replace a component of an item of equipment that is accounted for separately is capitalized and the carrying amount of the component that is replaced is written off. Other subsequent expenditure is capitalized only when it increases future economic benefits of the related item of property and equipment. All other expenditure is recognized in the consolidated statement of comprehensive income as the expense is incurred.

Intangible assets

The Group recognizes internal application and content development costs, podcasts and original content as intangible assets only when the following criteria are met: the technical feasibility of completing the intangible asset exists, there is an intent to complete and an ability to use or sell the intangible asset, the intangible asset will generate probable future economic benefits, there are adequate resources available to complete the development and to use or sell the intangible asset, and there is the ability to reliably measure the expenditure attributable to the intangible asset during its development. Until development of the underlying intangible asset is completed and is available for intended use, the costs incurred are reflected as work in progress.

Intangible assets with finite lives are typically amortized on a straight-line basis over their estimated useful lives, typically over 3 to 5 years. Intangibles are assessed for impairment whenever there is an impairment indication like change in technology, consumer behavior and adverse economic conditions. The amortization period and the amortization method for an intangible asset are reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization of intangible assets is recognized in the consolidated statement of comprehensive income in the cost of revenue category consistent with the function of the intangible assets.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of comprehensive income.

Financial instruments

i).	Financial assets

Initial recognition and measurement

The Group’s financial assets are comprised of cash and cash equivalents, trade and other receivables, due from related parties and contract assets. All financial assets are recognized initially at fair value plus transaction costs that are attributable to the acquisition of the financial asset.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.

Trade receivables that do not contain a significant financing component are measured at the transaction price determined under IFRS 15 ‘Revenue from Contracts with Customers’.

In order for a financial asset to be classified and measured at amortized cost, it needs to give rise to cash flows that are ‘solely payments of principal and interest’ (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

For more information on receivables, refer to Note 15.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in two categories:

a)	Amortized cost

b)	Financial assets at fair value through profit or loss

Amortized cost

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as FVTPL:

-	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and

-	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest rate (‘EIR’) method and are subject to impairment. Gains and losses are recognized in the consolidated statement of comprehensive income when the asset is derecognized, modified or impaired.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with net changes in fair value recognized in the consolidated statement of comprehensive income.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables, the Group applies a simplified approach in calculating ECLs whereby it recognizes a loss allowance based on lifetime ECLs for each ageing bracket. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Group considers a financial asset in default when contractual payments are 365 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows. These write-offs are recorded in the company’s general and administrative expenses.

Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire; or it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset.

Cash and cash equivalents

For the purpose of consolidated statement of cash flows, cash and cash equivalents comprise cash on hand, deposits with financial institutions, and balances with original maturity of less than three months, which are subject to insignificant risk of changes in fair value. Bank overdrafts are included in cash and cash equivalents for the consolidated statement of cash flows.

ii).	Financial liabilities

Initial recognition and measurement

The Group’s financial liabilities are comprised of trade and other payables and accruals, due to related parties and other liabilities, including bank overdraft, lease liabilities and convertible notes. Financial liabilities are recognized initially at fair value and in the case of loans and borrowings fair value of the consideration received less directly attributable transaction costs.

Subsequent measurements

After initial recognition, financial liabilities are subsequently measured at amortized cost using the effective interest method or fair value through profit or loss. The effective interest method amortization is included in finance costs and fair value changes are included in the finance costs or finance income in the consolidated statement of comprehensive income. Certain convertible notes include embedded derivatives designated at fair value through profit or loss are subsequently remeasured at fair value.

Financial liabilities are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term.

Gains or losses on liabilities held for trading are recognized in the consolidated statement of comprehensive income.

Convertible notes that include an embedded derivative designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. After initial recognition, financial liabilities at fair value through the profit or loss are subsequently re-measured at fair value at the end of each reporting period with changes in fair value recognized in finance costs or finance income in the consolidated statement of comprehensive income. The Group has designated the convertible notes 1 and 2 at fair value through profit or loss.

Financial liabilities at amortized cost (loans and borrowings)

This category generally applies to interest-bearing loans and borrowings, lease liabilities and certain convertible notes. After initial recognition, interest-bearing loans and borrowings, lease liabilities and certain convertible notes are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in the finance costs/income line item in the consolidated statement of comprehensive income when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR.

The EIR amortization is included as finance cost in the consolidated statement of comprehensive income.

Derecognition

The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expire.

Gains and losses are recognized in the consolidated statement of comprehensive income when the financial liabilities are derecognized.

Employees’ end of service benefits

The Group makes contributions to the Lebanese National Social Security Fund and provides end of service benefits to its employees in accordance with the Lebanese labor law. The entitlement to these benefits is based upon the employees’ length of service, the employees’ salaries, the Group’s contributions to the National Social Security Fund and other requirements outlined in the Lebanese labor law. The expected costs of these benefits are accrued over the period of employment. Other subsidiaries account for these benefits in accordance with their local labor laws.

Accounts payable and accruals

Liabilities are recognized for amounts to be paid in the future for goods or services received, whether billed by the supplier or not.

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the consolidated statement of comprehensive income net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Government Grants

Government grants are recognized where there is reasonable assurance that the grant will be received, and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

The Group has chosen to present grants related to an expense item as other operating income in the consolidated statement of comprehensive income.

The Group has also chosen to present the non-monetary asset granted using its nominal value amount.

Interest income and expense

Interest income and expense are recognized in the consolidated statement of comprehensive income using the effective interest rate method. The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

●	the gross carrying amount of the financial asset; or

●	the amortized cost of the financial liability.

When calculating the effective interest rate for financial instruments other than purchased or originated credit-impaired assets, the Group estimates future cash flows considering all contractual terms of the financial instrument, but not ECL.

The calculation of the effective interest rate includes transaction costs and fees and points paid or received that are an integral part of the effective interest rate. Transaction costs include incremental costs that are directly attributable to the acquisition or issue of a financial asset or financial liability.

ANGHAMI

Current versus non-current classification

The Group presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification. An asset is current when it is:

-	Expected to be realized or intended to be sold or consumed in the normal operating cycle,

-	Held primarily for the purpose of trading,

-	Expected to be realized within twelve months after the reporting period, or

-	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

A liability is current when:

-	It is expected to be settled in the normal operating cycle,

-	It is held primarily for the purpose of trading,

-	It is due to be settled within twelve months after the reporting period, or

-	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The Group classifies all other liabilities as non-current.

Joint Venture

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Group’s investment in its joint venture is accounted for using the equity method.

Under the equity method, the investment in a joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the joint venture since the acquisition date. Goodwill relating to the joint venture is included in the carrying amount of the investment and is not tested for impairment separately.

The consolidated statement of comprehensive income reflects the Group’s share of the results of operations of the joint venture. In addition, when there has been a change recognized directly in the equity of the joint venture, the Group recognizes its share of any changes, when applicable, in the consolidated statement of changes in equity.

The financial statements of the joint venture are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate or joint venture is impaired; If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value, and then recognizes the loss within ‘Share of profit of an associate and a joint venture’ in the consolidated statement of comprehensive income.

Upon loss of significant influence over the associate or joint control over the joint venture, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate or joint venture upon loss of significant influence or joint control and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.

Impairment of non-financial assets

Management determines at each reporting date whether there are any indicators of impairment relating to the Group’s property and equipment including intangible assets. A broad range of internal and external factors are considered as part of the indicator review process.

The Group’s impairment testing for non-financial assets is based on calculating the recoverable amount of each asset. Recoverable amount is the higher of value in use and fair value less costs to sell.

Impairment losses of continuing operations are recognized in the statement of profit or loss in expense categories consistent with the function of the impaired asset

3.5	Significant accounting judgements, estimates and assumptions

The preparation of the consolidated financial statements requires management to make judgments, estimates, and assumptions that affect the reported amounts of revenues, expenses, assets, liabilities, and equity in the consolidated financial statements and the accompanying disclosures. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events.

Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The areas where judgements, assumptions and estimates are significant to the consolidated financial statements are:

Judgements

Determining the lease term of contracts with renewal and termination options – Group as lessee

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has several lease contracts that include extension and termination options. The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination.

Estimates and assumptions

Leases - Estimating the incremental borrowing rate

As most of the Group’s lease agreements do not provide an implicit rate of return, the Group uses its incremental borrowing rate based on the information available at the lease commencement date to determine the present value of lease payments. The Group’s incremental borrowing rate is determined based on estimates and judgments, including the credit rating of the Group’s leasing entities and a credit spread. See Note 20.

Share-based payments

The Group measures the cost of equity-settled transactions with employees and non-employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is estimated using an appropriate model or by reference to a market transaction which required the determination of the appropriate inputs, specifically the probability of vesting. These assumptions and models used for estimating the fair value of share-based payment transactions are disclosed in Note 19.

Agreements and arrangements

The Group’s agreements and arrangements with rights holders for the content used on its platform are complex. Some rights holders have allowed the use of their content on the platform while negotiations of the terms and conditions are ongoing. In certain jurisdictions, rights holders have several years to claim royalties for musical composition and therefore estimates of the royalty accruals are based on available information and historical trends. The determination of label and publishing cost accruals requires a significant volume of data as well as involves significant judgements and estimates of the amounts to be paid.

Useful lives of intangible assets

The Group’s management determines the estimated useful lives of its intangible assets for calculating amortization. This estimate is determined after considering the expected economic life of the asset. Management reviews the residual value and useful lives annually and future amortization charges would be adjusted where the management believes the useful lives differ from previous estimates.

Estimated credit losses

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Convertible notes

The fair value of the Group’s convertible notes are estimated using valuation techniques using inputs based on management’s judgment and conditions that existed at each reporting date for determination of the market rate used to calculate the fair value of liability.

Estimation in Capitalization of Engineering Costs

The Group capitalizes its Engineering cost based on the percentage derived from number of hours spent by each individual engineers on tasks such as application development to total number of hours spent by engineers, estimates are made to determine the number of hours spent by each engineer; it is then multiplied by their respective salaries in order to determine what is the amount to be capitalized to intangible assets.

Uncertain tax positions

In determining the amount of current and deferred income tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes, interest or penalties may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities. Such changes to tax liabilities will impact tax expense in the period that such a determination is made.